Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Earnings per share

Earnings Per Share Computations

(Amounts in millions, except per share amounts)	2015	2014	2013
Numerator:
Net income attributable to 3M	$4,833	$4,956	$4,659

Denominator:
Denominator for weighted average 3M common shares outstanding — basic	625.6	649.2	681.9

Dilution associated with the Company’s stock-based compensation plans	11.6	12.8	11.7

Denominator for weighted average 3M common shares outstanding — diluted	637.2	662.0	693.6

Earnings per share attributable to 3M common shareholders — basic	$7.72	$7.63	$6.83
Earnings per share attributable to 3M common shareholders — diluted	$7.58	$7.49	$6.72

Change in accounting principle marketable securities
Impact on previously reported values after accounting change

	December 31, 2014
(Millions)	Previously Reported	Impact	As Adjusted
Marketable securities - current	$626	$813	$1,439
Marketable securities - non-current	828	(813)	15
Total marketable securities	$1,454	$—	$1,454

Deferred tax assets and deferred tax liabilities impact on accounting change adoption
Impact on previously reported values after accounting change

	December 31, 2014
(Millions)	Previously Reported	Impact	As Adopted
Prepaid expenses and other (within other current assets)	$595	$169	$764
Other current tax assets (within other current assets)	444	(444)	—
Deferred tax assets (within other assets)	889	241	1,130
Deferred tax liabilities (within other current liabilities)	34	(34)	—